Other income and expenses recognized in statement of profit and loss (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Depreciation and Amortization

Depreciation of property, plant and equipment, investment property and amortization of prepaid operating leases are included in the following captions.

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	319,962	322,289	307,102	48,520
Research and development expenses	58,204	56,812	48,291	7,630
Selling, general and administrative expenses	91,269	99,059	88,788	14,027

	469,435	478,160	444,181	70,177

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers

Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	172,865	159,023	208,197	32,894

Summary of Other Operating Income
8.2	(a) Other operating income

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	41,314	56,983	105,421	16,656
Dividend income from held for trading investment	—	943	2,532	400
Gain on disposal of subsidiaries (Note 4)	—	—	216,115	34,145
Gain on disposal of joint venture (Note 22)	—	—	107,976	17,059
Gain on disposal of associate	—	—	199	31
Gain on disposal of property, plant and equipment	—	—	11,668	1,843
Gain on disposal of intangible assets	—	—	115,235	18,206
Gain on disposal of prepaid operating leases	2,511	—	—	—
Gain on liquidation of joint venture	348	—	—	—
Government grants	31,205	41,515	34,337	5,425
Fair value gain on held for trading investment	—	—	12,768	2,017
Fair value gain on foreign exchange forward contract (Note 19)	15,506	—	—	—
Write-back of trade and other payables	9	—	29	5
Write-back of allowance for anticipated losses on development properties	2,976	—	—	—
Bad debt recovered	4,257	—	—	—
Foreign exchange gain, net	—	—	30,943	4,889
Others	8,805	18,513	10,129	1,600

	106,931	117,954	647,352	102,276

Summary of Other Operating Expenses
8.2	(b) Other operating expenses

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Loss on disposal of property, plant and equipment	14,874	14,020	—	—
Loss on disposal of subsidiary	13,647	—	—	—
Loss on dilution of equity interest in joint venture	2,848	—	—	—
Foreign exchange loss, net	45,354	4,006	—	—
Fair value loss on held for trading investment	10,871	243	—	—
Fair value loss on foreign exchange forward contract	—	140	—	—
Goodwill written off	—	1,131	—	—
Others	—	3,059	22,719	3,589

	87,594	22,599	22,719	3,589

Summary of Finance Costs
8.3	Finance costs

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	57,212	34,477	53,888	8,514
Corporate bonds	54,116	27,581	—	—
Bills discounting	1,651	13,068	42,179	6,664
Bank charges	3,364	4,552	4,367	690
Finance lease	8	5	5	1

	116,351	79,683	100,439	15,869

Summary of Staff Costs
8.4	Staff costs

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	839,288	922,847	1,158,320	183,006
Contribution to defined contribution plans	297,926	275,703	258,190	40,792
Executive bonuses	32,190	44,921	59,908	9,465
Staff welfare	73,908	81,223	76,392	12,069
Staff severance cost	8,385	12,864	107,732	17,021
Cost of share-based payment	10,275	5,301	1,592	252
Others	9,062	20,340	1,870	295

	1,271,034	1,363,199	1,664,004	262,900